Disclosure of detailed information about asset retirement obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Balance, beginning of year	$ 30,790	$ 25,374
Accretion expense	429	650
Change in obligation	(2)	4,766
Derecognition upon closing of JV Transaction (note 6)	$ (31,217)	0
Balance, end of year		$ 30,790